Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	As of March 31,
	2022	2021
Cash at bank	21,756	17,621